SCHEDULE OF SEGMENT REPORTING CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Segment Reporting [Abstract]
Payroll and related taxes	$ 2,938,743	$ 6,654,718	$ 9,702,403	$ 7,727,767
Professional and consulting fees	366,559	1,393,753	704,116	2,238,744	$ 1,586,680	$ 4,455,225
Legal fees	222,953	384,270	702,615	581,835
Legal and book-keeping services					347,835	1,134,778
Personnel and related taxes					443,672	10,951,854
Insurance	122,721	166,724	414,177	220,713	12,473	355,932
Marketing and advertisement					119,363	91,319
Other	174,695	381,500	1,087,355	714,330	165,675	983,720
Total	$ 3,825,671	$ 8,980,965	$ 12,610,666	$ 11,483,389	$ 2,675,698 [1]	$ 17,972,828 [1]

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.